Stockholders' Equity (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2025	Dec. 31, 2024	Mar. 06, 2025	Mar. 31, 2024	Feb. 14, 2024	Dec. 31, 2023
Stockholders’ Deficit [Line Items]
Preferred stock , shares authorized		20,000,000	20,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock , shares outstanding		0	10,204,880
Preferred stock , shares issued		0	10,204,880
Common Stock, Voting Rights		one
Common stock, shares issued		46,888,876	5,836,882
Common stock, shares outstanding		46,250,665	5,836,882
Subject to possible redemption, shares issued			4,645,816				15,630,150
Subject to possible redemption, shares outstanding			4,645,816				15,630,150
Common stock, shares issued
Common stock, shares outstanding
Warrants outstanding		925,590
Warrants exercisable price per share (in Dollars per share)		$ 15
Business combination, description			In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the initial stockholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the completion of the initial Business Combination (net of redemptions), and (z) the volume-weighted average trading price of the shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company completes its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrant expiration date			5 years
Redemption period			30 days
Common stock, shares authorized		600,000,000	600,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
March 2025 Investor Note [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		925,590
Warrants exercisable price per share (in Dollars per share)		$ 15
Common stock, par value (in Dollars per share)				$ 15
Number of warrants related to legacy				925,590
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding			12,434,671				12,434,671
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding			488,041				488,041
Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrant redemption price per share (in Dollars per share)			$ 0.01
Redemption period			30 days
Sale price per share (in Dollars per share)			$ 18
Threshold trading days for redemption of warrants			20 days
Series A [Member]
Stockholders’ Deficit [Line Items]
Warrants exercisable price per share (in Dollars per share)			$ 12.5
Number of warrants related to legacy			869,565
Series A [Member] | December 2024 Investor Note
Stockholders’ Deficit [Line Items]
Warrants exercisable price per share (in Dollars per share)		$ 12.5
Number of warrants related to legacy		869,565
Series C [Member]
Stockholders’ Deficit [Line Items]
Warrants exercisable price per share (in Dollars per share)			$ 11.5
Number of warrants related to legacy			869,565
Series C [Member] | December 2024 Investor Note
Stockholders’ Deficit [Line Items]
Warrants exercisable price per share (in Dollars per share)		$ 11.5
Number of warrants related to legacy		869,565
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock , shares authorized			1,000,000			20,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001
Preferred stock , shares outstanding
Preferred stock , shares issued
FTAC Emerald [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares outstanding		14,237,038
Warrants exercisable price per share (in Dollars per share)		$ 11.5
Number of warrants related to legacy		12,434,658
Third Restated Certificate [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued		46,888,876			5.8
Common stock, shares outstanding		46,250,665			5.8
Common stock, par value (in Dollars per share)		$ 0.0001
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized			42,000,000
Common stock, par value (in Dollars per share)			$ 0.0001
Common Stock, Voting Rights			one vote for each share
Class A Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrants exercisable price per share (in Dollars per share)			$ 11.5
Class A Common Stock [Member] | FTAC Emerald [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares outstanding		10,932,855
Common stock, par value (in Dollars per share)		$ 0.0001
Class A Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued			14,237,038				25,221,372
Common stock, shares outstanding			14,237,038				25,221,372
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized			10,000,000
Common stock, par value (in Dollars per share)			$ 0.0001
Common Stock, Voting Rights			one vote for each share
Subject to forfeiture	1,133,333
Third Restated Certificate [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		600,000,000
Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock , shares outstanding					10,200,000
Preferred stock , shares issued					10,200,000
Previously Reported [Member]
Stockholders’ Deficit [Line Items]
Preferred stock , shares authorized			1,000,000				1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001				$ 0.0001
Preferred stock , shares outstanding
Preferred stock , shares issued
Subject to possible redemption, shares issued			4,645,816				15,630,150
Subject to possible redemption, shares outstanding			4,645,816				15,630,150
Previously Reported [Member] | Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued			9,591,222				9,591,222
Common stock, shares outstanding			9,591,222				9,591,222
Common stock, shares authorized			42,000,000				42,000,000
Common stock, par value (in Dollars per share)			$ 0.0001				$ 0.0001
Previously Reported [Member] | Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued
Common stock, shares outstanding
Common stock, shares authorized			10,000,000				10,000,000
Common stock, par value (in Dollars per share)			$ 0.0001				$ 0.0001
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Converted basis percentage			25.00%
Over-Allotment Option [Member] | Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Subject to forfeiture			148,192